Defined benefit plans - Summary of defined benefit obligations and plan assets (Details) (Parenthetical) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Surplus (deficit) in plan	₩ 90,816	₩ 44,140
Net defined benefit liability	51,204	62,514
Net defined benefit asset	₩ 142,020	₩ 18,374